FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC, Class C Shares	31,413	$910,349	*
Verizon Communications Inc.	2,881	158,455

Total Diversified Telecommunication Services		1,068,804

Entertainment - 1.5%
Activision Blizzard Inc.	10,052	827,983
Electronic Arts Inc.	11,049	1,604,425
Netflix Inc.	955	543,577	*

Total Entertainment		2,975,985

Interactive Media & Services - 8.7%
Alphabet Inc., Class A Shares	1,558	4,508,774	*
Alphabet Inc., Class C Shares	2,229	6,484,696	*
Facebook Inc., Class A Shares	16,000	6,070,080	*

Total Interactive Media & Services		17,063,550

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems Inc.	41,105	835,253

TOTAL COMMUNICATION SERVICES		21,943,592

CONSUMER DISCRETIONARY - 11.1%
Automobiles - 1.9%
Ford Motor Co.	113,966	1,484,977	*
Harley-Davidson Inc.	12,565	496,694
Tesla Inc.	2,262	1,664,199	*

Total Automobiles		3,645,870

Hotels, Restaurants & Leisure - 0.3%
MGM Resorts International	14,877	634,058

Household Durables - 1.4%
PulteGroup Inc.	27,000	1,454,220
Toll Brothers Inc.	19,300	1,236,358

Total Household Durables		2,690,578

Internet & Direct Marketing Retail - 3.5%
Amazon.com Inc.	1,960	6,802,748	*

Multiline Retail - 0.6%
Target Corp.	5,026	1,241,322

Specialty Retail - 2.2%
Dick’s Sporting Goods Inc.	12,314	1,733,934
Home Depot Inc.	4,775	1,557,509
TJX Cos. Inc.	14,073	1,023,389

Total Specialty Retail		4,314,832

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2021 Quarterly Report	1

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp.	1,633	$683,329	*
NIKE Inc., Class B Shares	10,052	1,655,966

Total Textiles, Apparel & Luxury Goods		2,339,295

TOTAL CONSUMER DISCRETIONARY		21,668,703

CONSUMER STAPLES - 4.5%
Beverages - 0.9%
Monster Beverage Corp.	18,664	1,821,047	*

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	2,000	910,980
Kroger Co.	40,882	1,881,799
Walmart Inc.	7,439	1,101,716

Total Food & Staples Retailing		3,894,495

Food Products - 0.7%
Hershey Co.	7,539	1,339,680

Household Products - 0.6%
Procter & Gamble Co.	8,888	1,265,562

Personal Products - 0.3%
Nu Skin Enterprises Inc. , Class A Shares	10,052	508,832

TOTAL CONSUMER STAPLES		8,829,616

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Devon Energy Corp.	35,182	1,039,628
Exxon Mobil Corp.	8,796	479,558
Valero Energy Corp.	18,855	1,250,275

TOTAL ENERGY		2,769,461

FINANCIALS - 11.4%
Banks - 4.1%
Associated Banc-Corp.	32,173	663,407
Bank of America Corp.	12,565	524,589
Citizens Financial Group Inc.	24,502	1,072,943
JPMorgan Chase & Co.	8,579	1,372,211
KeyCorp	77,904	1,583,009
Regions Financial Corp.	77,237	1,577,952
Zions Bancorp NA	22,963	1,329,558

Total Banks		8,123,669

Capital Markets - 1.1%
Ameriprise Financial Inc.	3,133	855,027
BGC Partners Inc., Class A Shares	263,868	1,358,920

Total Capital Markets		2,213,947

See Notes to Schedule of Investments.

2	Franklin U.S. Large Cap Equity Fund 2021 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 2.0%
Ally Financial Inc.	15,631	$826,880
Discover Financial Services	12,000	1,538,640
Synchrony Financial	30,000	1,492,500

Total Consumer Finance		3,858,020

Diversified Financial Services - 0.6%
Berkshire Hathaway Inc., Class B Shares	4,040	1,154,511	*

Insurance - 1.9%
Allstate Corp.	7,777	1,052,072
Everest Re Group Ltd.	3,770	998,673
Unum Group	21,109	561,922
White Mountains Insurance Group Ltd.	930	1,042,353

Total Insurance		3,655,020

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Annaly Capital Management Inc.	113,086	982,718
New Residential Investment Corp.	100,521	1,097,689

Total Mortgage Real Estate Investment Trusts (REITs)		2,080,407

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	80,000	1,221,600

TOTAL FINANCIALS		22,307,174

HEALTH CARE - 12.5%
Biotechnology - 4.0%
BioMarin Pharmaceutical Inc.	5,000	421,050	*
Halozyme Therapeutics Inc.	12,565	527,604	*
Incyte Corp.	9,000	688,410	*
Regeneron Pharmaceuticals Inc.	3,367	2,267,338	*
Seagen Inc.	5,152	863,475	*
United Therapeutics Corp.	7,036	1,511,896	*
Vertex Pharmaceuticals Inc.	8,192	1,640,776	*

Total Biotechnology		7,920,549

Health Care Equipment & Supplies - 1.6%
Quidel Corp.	6,886	887,950	*
West Pharmaceutical Services Inc.	5,001	2,258,551

Total Health Care Equipment & Supplies		3,146,501

Health Care Providers & Services - 3.4%
Chemed Corp.	1,131	539,148
Humana Inc.	3,267	1,324,507
Molina Healthcare Inc.	6,534	1,756,143	*
UnitedHealth Group Inc.	7,413	3,085,810

Total Health Care Providers & Services		6,705,608

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2021 Quarterly Report	3

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Technology - 0.8%
Veeva Systems Inc., Class A Shares	4,444	$1,475,319	*

Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories Inc., Class A Shares	1,659	1,335,196	*

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	11,309	756,120
Eli Lilly & Co.	2,200	568,238
Johnson & Johnson	10,555	1,827,387
Pfizer Inc.	15,078	694,643

Total Pharmaceuticals		3,846,388

TOTAL HEALTH CARE		24,429,561

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries Inc.	2,010	410,382
Lockheed Martin Corp.	4,044	1,455,031

Total Aerospace & Defense		1,865,413

Air Freight & Logistics - 0.3%
FedEx Corp.	2,262	600,991

Building Products - 1.9%
Allegion PLC	3,770	542,842
AO Smith Corp.	6,283	456,900
Carlisle Cos. Inc.	7,539	1,588,769
Trane Technologies PLC	6,031	1,197,153

Total Building Products		3,785,664

Commercial Services & Supplies - 0.4%
CoreCivic Inc.	77,904	757,227	*

Electrical Equipment - 1.0%
Emerson Electric Co.	7,539	795,365
GrafTech International Ltd.	59,056	653,750
Regal Beloit Corp.	3,770	563,313

Total Electrical Equipment		2,012,428

Machinery - 1.2%
Cummins Inc.	6,911	1,630,858
Parker-Hannifin Corp.	2,470	732,775

Total Machinery		2,363,633

Professional Services - 1.0%
FTI Consulting Inc.	9,047	1,263,956	*
ManpowerGroup Inc.	4,875	591,923

Total Professional Services		1,855,879

See Notes to Schedule of Investments.

4	Franklin U.S. Large Cap Equity Fund 2021 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Road & Rail - 1.4%
AMERCO	1,000	$661,150
Kansas City Southern	4,775	1,340,199
Old Dominion Freight Line Inc.	2,639	761,932

Total Road & Rail		2,763,281

TOTAL INDUSTRIALS		16,004,516

INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 0.8%
Cisco Systems Inc.	28,000	1,652,560

Electronic Equipment, Instruments & Components - 0.2%
Avnet Inc.	12,565	508,380

IT Services - 2.6%
Accenture PLC, Class A Shares	6,207	2,089,028
Alliance Data Systems Corp.	3,267	320,525
Mastercard Inc., Class A Shares	2,965	1,026,572
PayPal Holdings Inc.	3,000	865,980	*
Visa Inc., Class A Shares	3,111	712,730

Total IT Services		5,014,835

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices Inc.	10,052	1,112,958	*
Applied Materials Inc.	15,078	2,037,490
Intel Corp.	18,000	973,080
Lam Research Corp.	3,016	1,824,137
NVIDIA Corp.	11,000	2,462,350
Texas Instruments Inc.	11,000	2,100,010

Total Semiconductors & Semiconductor Equipment		10,510,025

Software - 13.2%
Adobe Inc.	5,026	3,335,756	*
Crowdstrike Holdings Inc., Class A Shares	7,539	2,118,459	*
Dropbox Inc., Class A Shares	53,272	1,689,255	*
Fortinet Inc.	6,500	2,048,410	*
Manhattan Associates Inc.	5,101	831,412	*
Microsoft Corp.	40,334	12,176,028
Qualys Inc.	6,666	782,455	*
Trade Desk Inc., Class A Shares	12,565	1,005,829	*
Varonis Systems Inc.	10,000	690,100	*
Zoom Video Communications Inc., Class A Shares	3,870	1,120,365	*

Total Software		25,798,069

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2021 Quarterly Report	5

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc.	85,600	$12,996,648
Xerox Holdings Corp.	13,822	311,133

Total Technology Hardware, Storage & Peripherals		13,307,781

TOTAL INFORMATION TECHNOLOGY		56,791,650

MATERIALS - 3.3%
Chemicals - 1.3%
CF Industries Holdings Inc.	11,309	513,655
Eastman Chemical Co.	7,011	793,365
Huntsman Corp.	48,250	1,275,247

Total Chemicals		2,582,267

Containers & Packaging - 0.7%
International Paper Co.	22,885	1,375,160

Metals & Mining - 1.3%
Newmont Corp.	14,000	811,860
Steel Dynamics Inc.	25,000	1,687,250

Total Metals & Mining		2,499,110

TOTAL MATERIALS		6,456,537

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Gaming and Leisure Properties Inc.	10,496	517,453
Iron Mountain Inc.	40,585	1,937,934
Lamar Advertising Co., Class A Shares	13,820	1,573,130
Life Storage Inc.	4,000	497,760
Medical Properties Trust Inc.	30,000	614,400
Weyerhaeuser Co.	13,068	470,448

Total Equity Real Estate Investment Trusts (REITs)		5,611,125

Real Estate Management & Development - 1.4%
CBRE Group Inc., Class A Shares	15,078	1,452,012	*
Jones Lang LaSalle Inc.	5,554	1,346,456	*

Total Real Estate Management & Development		2,798,468

TOTAL REAL ESTATE		8,409,593

UTILITIES - 2.4%
Electric Utilities - 1.2%
IDACORP Inc.	6,666	702,263
OGE Energy Corp.	17,775	629,413
Portland General Electric Co.	20,607	1,058,169

Total Electric Utilities		2,389,845

See Notes to Schedule of Investments.

6	Franklin U.S. Large Cap Equity Fund 2021 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp.		45,737	$1,091,742
Vistra Corp.		57,800	1,103,402

Total Independent Power and Renewable Electricity Producers			2,195,144

TOTAL UTILITIES			4,584,989

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $117,253,594)			194,195,392

	RATE
SHORT-TERM INVESTMENTS - 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,389,271)	0.010%	1,389,271	1,389,271

TOTAL INVESTMENTS - 100.0% (Cost - $118,642,865)			195,584,663
Other Assets in Excess of Liabilities - 0.0%††			70,005

TOTAL NET ASSETS - 100.0%			$195,654,668

††	Represents less than 0.1%.

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Large Cap Equity Fund (prior to August 7, 2021, the Fund was known as QS U.S. Large Cap Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

9

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$194,195,392	—	—	$194,195,392
Short-Term Investments†	1,389,271	—	—	1,389,271

Total Investments	$195,584,663	—	—	$195,584,663

†	See Schedule of Investments for additional detailed categorizations.

10